Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-75.18%
Communication Services-2.52%
Altice USA, Inc., Class A(b)	137,848	$3,771,452
Charter Communications, Inc., Class A(b)	65,775	34,035,932
Sinclair Broadcast Group, Inc., Class A	20,528	613,816
Yelp, Inc.(b)	21,478	700,183
		39,121,383
Consumer Discretionary-5.96%
Adtalem Global Education, Inc.(b)	16,519	570,071
American Eagle Outfitters, Inc.	51,088	735,667
American Public Education, Inc.(b)	4,711	112,263
AutoZone, Inc.(b)	7,218	7,636,355
Bed Bath & Beyond, Inc.	38,722	551,788
Best Buy Co., Inc.	113	9,570
BJ’s Restaurants, Inc.	5,862	233,190
Bloomin’ Brands, Inc.	26,575	551,963
Booking Holdings, Inc.(b)	12,806	23,442,023
Brunswick Corp.	24,957	1,568,547
Caleres, Inc.	12,402	217,655
CarMax, Inc.(b)	50,306	4,881,694
Carriage Services, Inc.	5,453	129,073
Chico’s FAS, Inc.	36,291	141,172
Children’s Place, Inc. (The)(c)	4,609	275,019
Churchill Downs, Inc.	61	8,807
Citi Trends, Inc.	3,564	83,006
Conn’s, Inc.(b)	8,780	76,913
Cooper-Standard Holdings, Inc.(b)	5,151	136,605
Dave & Buster’s Entertainment, Inc.(c)	9,353	413,028
Deckers Outdoor Corp.(b)	58	11,073
Denny’s Corp.(b)	18,069	369,872
Designer Brands, Inc., Class A	19,585	278,890
Dick’s Sporting Goods, Inc.	19,457	860,583
Dillard’s, Inc., Class A(c)	6,330	384,358
Dine Brands Global, Inc.	5,137	437,929
eBay, Inc.	248,893	8,352,849
El Pollo Loco Holdings, Inc.(b)	10,673	147,074
Express, Inc.(b)	19,552	78,404
Foot Locker, Inc.	31,991	1,214,698
GameStop Corp., Class A	20,169	77,449
Genesco, Inc.(b)	4,497	176,822
Gentherm, Inc.(b)	9,992	460,731
Guess?, Inc.	20,082	427,546
H&R Block, Inc.	59,734	1,385,829
Harley-Davidson, Inc.	47,205	1,576,647
Haverty Furniture Cos., Inc.	5,534	111,399
Hibbett Sports, Inc.(b)	5,303	131,408
Hilton Grand Vacations, Inc.(b)	26,149	834,415
Hilton Worldwide Holdings, Inc.	86	9,271
Hyatt Hotels Corp., Class A	11,192	946,172
Jack in the Box, Inc.	7,236	591,543
Kirkland’s, Inc.(b)(c)	4,252	4,890
Kohl’s Corp.	47,901	2,047,768
Lear Corp.	18,500	2,278,830
MarineMax, Inc.(b)	6,577	131,080
Marriott International, Inc., Class A	66	9,244
Marriott Vacations Worldwide Corp.	12,862	1,546,527
Michaels Cos., Inc. (The)(b)	44,908	221,396
Newell Brands, Inc.	129,536	2,529,838
Nordstrom, Inc.	47,499	1,750,813
O’Reilly Automotive, Inc.(b)	23,147	9,399,997
Planet Fitness, Inc., Class A(b)	25,024	2,021,689
Quotient Technology, Inc.(b)	27,226	274,166
Qurate Retail, Inc., Class A(b)	118,255	1,008,715
	Shares	Value
Consumer Discretionary-(continued)
Ralph Lauren Corp.	15,216	$1,727,016
Regis Corp.(b)	10,876	168,796
RH(b)	5,812	1,213,255
SeaWorld Entertainment, Inc.(b)	24,084	829,935
Shoe Carnival, Inc.(c)	4,343	155,740
Sleep Number Corp.(b)	8,697	448,678
Stamps.com, Inc.(b)	5,223	389,061
Starbucks Corp.	110	9,331
Taylor Morrison Home Corp., Class A(b)	32,381	838,153
Toll Brothers, Inc.	88	3,904
Urban Outfitters, Inc.(b)	29,975	767,360
Wolverine World Wide, Inc.	24,744	781,168
Wyndham Destinations, Inc.	27,750	1,346,707
Yum! Brands, Inc.	6	635
		92,544,063
Consumer Staples-1.24%
Herbalife Nutrition Ltd.(b)	45,063	1,750,697
Ingredion, Inc.	20,426	1,797,488
Spectrum Brands Holdings, Inc.	14,937	917,281
Sprouts Farmers Market, Inc.(b)	36,144	564,931
USANA Health Sciences, Inc.(b)	6,621	408,516
Walgreens Boots Alliance, Inc.	273,067	13,885,457
		19,324,370
Energy-1.36%
Arch Coal, Inc., Class A	4,602	237,141
Cabot Oil & Gas Corp.	124,802	1,758,460
CNX Resources Corp.(b)	57,085	412,725
CONSOL Energy, Inc.(b)	7,924	64,422
Delek US Holdings, Inc.	22,711	623,644
Devon Energy Corp.	117,513	2,552,382
Exterran Corp.(b)	10,248	55,339
Extraction Oil & Gas, Inc.(b)	42,421	60,238
Green Plains, Inc.	11,024	137,469
Gulfport Energy Corp.(b)	48,862	75,736
HollyFrontier Corp.	49,376	2,217,970
Marathon Petroleum Corp.	198,656	10,826,752
Murphy Oil Corp.	48,103	1,008,239
Patterson-UTI Energy, Inc.	59,519	472,581
Peabody Energy Corp.	29,616	200,225
Southwestern Energy Co.(b)	165,606	260,002
US Silica Holdings, Inc.	22,508	115,691
		21,079,016
Financials-26.70%
Affiliated Managers Group, Inc.	15,074	1,203,659
Allstate Corp. (The)	99,112	11,748,737
Ally Financial, Inc.	116,279	3,724,416
Ameriprise Financial, Inc.	38,872	6,429,818
Apollo Investment Corp.	20,359	351,600
Assured Guaranty Ltd.	29,184	1,337,795
Athene Holding Ltd., Class A(b)	43,788	1,907,405
Atlantic Capital Bancshares, Inc.(b)	6,697	126,372
Bank of America Corp.	1,730,885	56,824,955
Bank of New York Mellon Corp. (The)	282,141	12,634,274
BankUnited, Inc.	29,048	958,584
Brighthouse Financial, Inc.(b)	33,024	1,284,634
Brightsphere Investment Group, Inc.	26,344	242,628
Charles Schwab Corp. (The)	393,008	17,901,514
CIT Group, Inc.	28,980	1,324,676
Citigroup, Inc.	667,933	49,700,895
Citizens Financial Group, Inc.	132,999	4,958,203

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
CNO Financial Group, Inc.	46,240	$813,362
Comerica, Inc.	44,103	2,697,339
Curo Group Holdings Corp.	12,693	132,134
Discover Financial Services	95,903	7,205,192
E*TRADE Financial Corp.	69,117	2,945,767
Equitable Holdings, Inc.	149,707	3,595,962
First Citizens BancShares, Inc., Class A	2,978	1,568,870
First of Long Island Corp. (The)	7,402	163,288
Fulton Financial Corp.	50,212	826,992
Greenhill & Co., Inc.	5,837	91,407
Hanover Insurance Group, Inc. (The)	12,052	1,670,166
HCI Group, Inc.(c)	2,453	108,594
Health Insurance Innovations, Inc., Class A(b)	3,762	86,451
HomeStreet, Inc.(b)	7,469	239,830
Independent Bank Corp.	6,878	147,052
Investors Bancorp, Inc.	84,059	1,015,853
Jefferies Financial Group, Inc.	91,744	1,985,340
JPMorgan Chase & Co.	437,315	57,883,013
Kearny Financial Corp.	26,132	322,730
Lazard Ltd., Class A	32,134	1,348,343
Lincoln National Corp.	60,678	3,305,737
Loews Corp.	90,999	4,681,899
LPL Financial Holdings, Inc.	24,730	2,278,375
M&T Bank Corp.	40,372	6,803,489
MBIA, Inc.(b)	24,491	221,888
MetLife, Inc.	281,382	13,987,499
Morgan Stanley	495,199	25,879,100
Navient Corp.	67,625	972,448
PNC Financial Services Group, Inc. (The)	134,055	19,913,870
Radian Group, Inc.	61,540	1,507,115
Regional Management Corp.(b)	3,373	92,926
Regions Financial Corp.	295,125	4,595,096
Santander Consumer USA Holdings, Inc.	103,991	2,768,240
South State Corp.	10,324	780,598
Sterling Bancorp	61,815	1,236,300
Sterling Bancorp, Inc.	15,359	112,581
Stifel Financial Corp.	20,918	1,353,185
Synchrony Financial	197,698	6,407,392
Unum Group	63,106	1,684,299
Voya Financial, Inc.	41,241	2,463,325
Waddell & Reed Financial, Inc., Class A(c)	21,515	343,810
Waterstone Financial, Inc.	8,306	145,272
Wells Fargo & Co.	1,133,118	53,188,559
World Acceptance Corp.(b)	2,421	209,344
Zions Bancorporation N.A.	52,153	2,372,440
		414,812,637
Health Care-7.78%
Allscripts Healthcare Solutions, Inc.(b)	49,675	426,212
Amedisys, Inc.(b)	31	5,471
Amgen, Inc.	181,862	39,291,285
Biogen, Inc.(b)	55,205	14,841,864
DaVita, Inc.(b)	39,194	3,130,425
Eagle Pharmaceuticals, Inc.(b)	4,183	225,129
Eli Lilly and Co.	293,746	41,018,691
Hologic, Inc.(b)	82,038	4,390,674
Ligand Pharmaceuticals, Inc.(b)	5,374	471,891
McKesson Corp.	55,127	7,861,662
MEDNAX, Inc.(b)	25,791	594,998
PDL BioPharma, Inc.(b)	34,934	114,933
Premier, Inc., Class A(b)	20,326	706,735
	Shares	Value
Health Care-(continued)
Universal Health Services, Inc., Class B	24,575	$3,369,478
Waters Corp.(b)	19,713	4,411,572
		120,861,020
Industrials-8.97%
ACCO Brands Corp.	29,673	256,375
Allison Transmission Holdings, Inc.	36,478	1,612,328
Apogee Enterprises, Inc.	8,124	258,506
Arconic, Inc.	132,455	3,967,027
Armstrong Flooring, Inc.(b)	6,578	23,286
Armstrong World Industries, Inc.	93	9,331
CAI International, Inc.(b)	5,331	145,003
Caterpillar, Inc.	169,082	22,208,921
CSX Corp.	239,351	18,272,055
Delta Air Lines, Inc.	197,867	11,029,107
Deluxe Corp.	12,880	620,816
Dover Corp.	23	2,618
Fortune Brands Home & Security, Inc.	36	2,474
GATX Corp.	10,738	817,484
Hawaiian Holdings, Inc.	14,254	397,401
HD Supply Holdings, Inc.(b)	49,613	2,021,234
Huntington Ingalls Industries, Inc.	42	10,962
Jacobs Engineering Group, Inc.	40,767	3,772,170
JetBlue Airways Corp.(b)	88,324	1,751,465
Kforce, Inc.	6,959	257,831
Lincoln Electric Holdings, Inc.	18,708	1,668,379
Masco Corp.	87,522	4,159,045
Meritor, Inc.(b)	23,903	523,715
MRC Global, Inc.(b)	25,144	283,121
Pitney Bowes, Inc.	52,270	195,490
Regal Beloit Corp.	12,526	982,790
Rockwell Automation, Inc.	26	4,983
Rush Enterprises, Inc., Class A	8,531	366,833
Southwest Airlines Co.	161,011	8,852,385
Textron, Inc.	69,835	3,207,521
Trinity Industries, Inc.	37,534	763,066
Triton International Ltd. (Bermuda)	22,100	829,855
Union Pacific Corp.	212,460	38,119,573
United Airlines Holdings, Inc.(b)	77,417	5,790,792
United Rentals, Inc.(b)	22,994	3,120,056
WESCO International, Inc.(b)	12,788	619,176
XPO Logistics, Inc.(b)	28,239	2,511,012
		139,434,186
Information Technology-18.72%
Alliance Data Systems Corp.	14,091	1,448,414
Apple, Inc.	207,671	64,276,251
Applied Materials, Inc.	48	2,783
Arrow Electronics, Inc.(b)	24,919	1,892,349
Avnet, Inc.	30,889	1,127,140
Benchmark Electronics, Inc.	11,295	347,660
CDK Global, Inc.	37,141	1,993,729
Cirrus Logic, Inc.(b)	27	2,074
Cisco Systems, Inc.	1,271,095	58,432,237
Citrix Systems, Inc.	110	13,334
Cognizant Technology Solutions Corp., Class A	167,524	10,282,623
Dell Technologies, Inc., Class C(b)	72,430	3,532,411
DXC Technology Co.	78,321	2,496,873
FleetCor Technologies, Inc.(b)	26,550	8,369,356
Hewlett Packard Enterprise Co.	395,562	5,510,179
HP, Inc.	444,593	9,478,723
InterDigital, Inc.	9,525	526,256
Jabil, Inc.	91	3,539

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Kulicke & Soffa Industries, Inc. (Singapore)	19,283	$499,237
Lam Research Corp.	44,386	13,236,349
Leidos Holdings, Inc.	43,311	4,351,456
LiveRamp Holdings, Inc.(b)	20,711	833,411
Manhattan Associates, Inc.(b)	111	9,486
MicroStrategy, Inc., Class A(b)	2,519	382,964
NetApp, Inc.	69,824	3,728,602
Oracle Corp.	981,359	51,472,279
Plexus Corp.(b)	8,948	636,382
Qorvo, Inc.(b)	35,543	3,762,582
QUALCOMM, Inc.	349,376	29,805,267
Teradyne, Inc.	51,286	3,384,363
Ubiquiti, Inc.(c)	19,841	3,242,416
Western Union Co. (The)	128,269	3,450,436
Xerox Holdings Corp.	66,142	2,352,671
		290,883,832
Materials-1.25%
AdvanSix, Inc.(b)	8,540	159,869
Cabot Corp.	17,432	694,665
Celanese Corp.	36,981	3,827,534
CF Industries Holdings, Inc.	66,522	2,679,506
Cleveland-Cliffs, Inc.	82,630	580,063
Domtar Corp.	17,522	610,116
Eagle Materials, Inc.	12,737	1,161,232
Element Solutions, Inc.(b)	76,822	898,818
Graphic Packaging Holding Co.	88,799	1,387,928
Huntsman Corp.	68,979	1,418,208
Louisiana-Pacific Corp.	35,934	1,102,455
PPG Industries, Inc.	74	8,868
Reliance Steel & Aluminum Co.	20,393	2,341,117
Steel Dynamics, Inc.	65,916	1,969,570
Worthington Industries, Inc.	17,109	629,269
		19,469,218
Real Estate-0.17%
Bluerock Residential Growth REIT, Inc.	6,853	79,084
Consolidated-Tomoka Land Co.	1,508	95,698
	Shares	Value
Real Estate-(continued)
iStar, Inc.	19,020	$276,931
SL Green Realty Corp.	24,509	2,255,808
		2,707,521
Utilities-0.51%
Evergy, Inc.	69,726	5,031,428
NRG Energy, Inc.	76,974	2,839,571
		7,870,999
Total Common Stocks & Other Equity Interests (Cost $1,128,718,652)		1,168,108,245
Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $705,836)	705,836	705,836
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-75.23% (Cost $1,129,424,488)		1,168,814,081
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.49%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	5,755,893	5,755,893
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,917,864	1,918,631
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,674,524)		7,674,524
TOTAL INVESTMENTS IN SECURITIES-75.72% (Cost $1,137,099,012)		1,176,488,605
OTHER ASSETS LESS LIABILITIES-24.28%		377,294,938
NET ASSETS-100.00%		$1,553,783,543

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-7.78%
AT&T, Inc.	248,169	$9,336,118
Comcast Corp., Class A	154,238	6,661,539
John Wiley & Sons, Inc., Class A	1,604	69,966
Meredith Corp.(b)	1,361	40,898
Telephone & Data Systems, Inc.	3,642	82,601
Verizon Communications, Inc.	140,516	8,352,271
		24,543,393
Consumer Discretionary-7.22%
Aaron’s, Inc.	2,277	135,163
Best Buy Co., Inc.	8,937	756,875
Columbia Sportswear Co.	2,290	215,077
Cracker Barrel Old Country Store, Inc.(b)	813	124,332
Genuine Parts Co.	4,925	460,832
Hasbro, Inc.	4,637	472,371
Leggett & Platt, Inc.	4,460	212,251
Lowe’s Cos., Inc.	26,166	3,041,536
McDonald’s Corp.	25,590	5,475,492
Monro, Inc.	1,130	70,851
NIKE, Inc., Class B	42,360	4,079,268
Polaris, Inc.	2,074	190,476
Ross Stores, Inc.	12,262	1,375,674
Target Corp.	17,181	1,902,624
Tiffany & Co.	4,065	544,791
TJX Cos., Inc. (The)	40,986	2,419,813
VF Corp.	13,539	1,123,331
Williams-Sonoma, Inc.	2,645	185,362
		22,786,119
Consumer Staples-20.29%
Altria Group, Inc.	63,336	3,010,360
Andersons, Inc. (The)	1,107	25,040
Archer-Daniels-Midland Co.	18,872	844,711
Brown-Forman Corp., Class B	10,458	707,379
Bunge Ltd.	4,804	251,874
Casey’s General Stores, Inc.	1,247	200,592
Church & Dwight Co., Inc.	8,321	617,585
Clorox Co. (The)	4,254	669,197
Coca-Cola Co. (The)	145,575	8,501,580
Colgate-Palmolive Co.	29,056	2,143,752
Costco Wholesale Corp.	15,017	4,587,994
Flowers Foods, Inc.	7,170	154,370
General Mills, Inc.	20,492	1,070,092
Hormel Foods Corp.	18,103	855,548
J&J Snack Foods Corp.	641	106,303
JM Smucker Co. (The)	3,866	400,556
Kellogg Co.	11,565	788,849
Kimberly-Clark Corp.	11,624	1,665,022
Kroger Co. (The)	27,177	729,974
Lancaster Colony Corp.	930	143,824
McCormick & Co., Inc.	4,191	684,684
Nu Skin Enterprises, Inc., Class A	1,884	61,399
PepsiCo., Inc.	47,386	6,729,760
Philip Morris International, Inc.	52,883	4,373,424
Procter & Gamble Co. (The)	84,709	10,556,436
Sysco Corp.	17,298	1,420,858
Tootsie Roll Industries, Inc.(b)	1,325	45,196
Universal Corp.	841	44,699
Vector Group Ltd.	5,011	65,844
Walgreens Boots Alliance, Inc.	30,259	1,538,670
Walmart, Inc.	96,590	11,058,589
		64,054,161
	Shares	Value
Energy-6.91%
Chevron Corp.	64,249	$6,883,638
Energy Transfer L.P.	89,064	1,121,316
Enterprise Products Partners L.P.	74,220	1,912,649
Exxon Mobil Corp.	143,730	8,928,508
Helmerich & Payne, Inc.	3,676	149,062
Holly Energy Partners L.P.	3,576	81,640
Magellan Midstream Partners L.P.	7,742	475,204
Occidental Petroleum Corp.	30,286	1,202,960
ONEOK, Inc.	14,005	1,048,554
		21,803,531
Financials-5.84%
1st Source Corp.	866	40,867
Aflac, Inc.	24,884	1,283,268
American Equity Investment Life Holding Co.	3,087	81,528
American Financial Group, Inc.	3,057	332,571
Ameriprise Financial, Inc.	4,295	710,436
Assurant, Inc.	2,056	268,431
Axis Capital Holdings Ltd.	2,846	182,855
BancFirst Corp.	1,109	64,100
Bank of Marin Bancorp	462	20,356
Bank OZK	4,373	118,858
BOK Financial Corp.	2,401	189,439
Brown & Brown, Inc.	9,553	428,930
Chubb Ltd.	15,363	2,335,022
Cincinnati Financial Corp.	5,538	581,213
Commerce Bancshares, Inc.(b)	3,817	258,258
Community Bank System, Inc.	1,751	116,039
Community Trust Bancorp, Inc.	603	26,381
Cullen/Frost Bankers, Inc.	2,122	189,198
Eaton Vance Corp.	3,831	175,268
Erie Indemnity Co., Class A	1,564	260,406
Evercore, Inc., Class A	1,327	101,675
FactSet Research Systems, Inc.	1,287	368,224
First of Long Island Corp. (The)	820	18,089
Franklin Resources, Inc.	16,886	427,216
Globe Life, Inc.	3,671	382,738
Hanover Insurance Group, Inc. (The)	1,337	185,281
Invesco Ltd.(c)	15,387	266,195
Lazard Ltd., Class A	3,562	149,462
Mercury General Corp.	1,877	92,142
Old Republic International Corp.	10,292	232,085
People’s United Financial, Inc.	15,057	232,179
Principal Financial Group, Inc.	9,413	498,418
Prosperity Bancshares, Inc.	2,320	162,864
Prudential Financial, Inc.	13,630	1,241,148
RenaissanceRe Holdings Ltd. (Bermuda)	1,498	283,781
RLI Corp.	1,522	141,561
S&P Global, Inc.	8,287	2,434,140
SEI Investments Co.	5,093	332,369
Southside Bancshares, Inc.	1,143	40,096
T. Rowe Price Group, Inc.	7,924	1,058,092
Tompkins Financial Corp.	508	43,734
Travelers Cos., Inc. (The)	8,753	1,152,070
UMB Financial Corp.	1,665	110,656
United Bankshares, Inc.	3,442	118,061
Unum Group	6,993	186,643
W.R. Berkley Corp.	6,228	457,945
Westamerica Bancorporation	919	58,228
Westwood Holdings Group, Inc.	302	8,480
		18,446,996

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Health Care-10.16%
Abbott Laboratories	60,092	$5,236,417
AmerisourceBergen Corp.	6,981	597,294
Atrion Corp.	64	46,028
Becton, Dickinson and Co.	9,167	2,522,575
Cardinal Health, Inc.	9,917	507,849
Chemed Corp.	541	252,669
Ensign Group, Inc. (The)	1,808	81,722
Johnson & Johnson	89,377	13,305,554
McKesson Corp.	6,107	870,919
Medtronic PLC	45,586	5,262,448
National HealthCare Corp.	517	43,387
Perrigo Co. PLC	4,616	263,297
Stryker Corp.	12,690	2,673,783
West Pharmaceutical Services, Inc.	2,509	391,278
		32,055,220
Industrials-14.08%
3M Co.	19,494	3,092,918
A.O. Smith Corp.	4,645	198,295
ABM Industries, Inc.	2,251	85,853
Brady Corp., Class A	1,688	93,465
C.H. Robinson Worldwide, Inc.	4,586	331,201
Carlisle Cos., Inc.	1,923	300,430
Caterpillar, Inc.	18,736	2,460,974
Cintas Corp.	3,509	978,906
CSX Corp.	26,522	2,024,690
Cummins, Inc.	5,195	831,044
Donaldson Co., Inc.	4,277	221,763
Dover Corp.	4,925	560,711
Emerson Electric Co.	20,653	1,479,374
Expeditors International of Washington, Inc.	5,774	421,733
Fastenal Co.	19,446	678,277
FedEx Corp.	8,845	1,279,341
Franklin Electric Co., Inc.	1,570	90,573
General Dynamics Corp.	9,807	1,720,540
Gorman-Rupp Co. (The)	887	32,739
Graco, Inc.	5,656	300,616
Healthcare Services Group, Inc.(b)	2,514	64,358
HEICO Corp.	1,824	223,312
Hillenbrand, Inc.	2,129	61,805
Hubbell, Inc.	1,844	264,116
Illinois Tool Works, Inc.	10,896	1,906,582
ITT, Inc.	2,975	199,563
J.B. Hunt Transport Services, Inc.	3,611	389,735
L3Harris Technologies, Inc.	7,496	1,659,090
Lincoln Electric Holdings, Inc.	2,073	184,870
Lindsay Corp.	366	36,611
Lockheed Martin Corp.	9,565	4,094,968
Matthews International Corp., Class A	1,063	39,671
McGrath RentCorp	823	63,634
MSA Safety, Inc.	1,315	178,314
MSC Industrial Direct Co., Inc., Class A	1,529	104,079
Nordson Corp.	1,951	329,446
Northrop Grumman Corp.	5,713	2,139,918
Regal Beloit Corp.	1,387	108,824
Republic Services, Inc.	10,818	1,028,251
Robert Half International, Inc.	3,936	228,957
Rollins, Inc.	11,101	421,283
Roper Technologies, Inc.	3,528	1,346,497
Ryder System, Inc.	1,806	86,182
Stanley Black & Decker, Inc.	5,154	821,187
Tennant Co.	619	47,799
Toro Co. (The)	3,612	289,032
	Shares	Value
Industrials-(continued)
Union Pacific Corp.	23,601	$4,234,492
United Technologies Corp.	29,345	4,407,619
W.W. Grainger, Inc.	1,826	552,676
Waste Management, Inc.	14,382	1,750,289
		44,446,603
Information Technology-15.29%
Accenture PLC, Class A	21,586	4,429,663
Analog Devices, Inc.	12,485	1,370,229
Automatic Data Processing, Inc.	14,670	2,514,291
Badger Meter, Inc.	986	58,233
Broadridge Financial Solutions, Inc.	3,886	463,017
Cass Information Systems, Inc.	493	26,632
International Business Machines Corp.	30,112	4,327,998
Jack Henry & Associates, Inc.	2,607	389,851
Maxim Integrated Products, Inc.	9,173	551,481
Microchip Technology, Inc.(b)	8,103	789,880
Microsoft Corp.	81,739	13,914,430
QUALCOMM, Inc.	38,711	3,302,435
Texas Instruments, Inc.	31,782	3,834,498
Visa, Inc., Class A	58,178	11,575,677
Xilinx, Inc.	8,527	720,361
		48,268,676
Materials-3.02%
Air Products and Chemicals, Inc.	7,474	1,784,119
Albemarle Corp.(b)	3,597	288,767
AptarGroup, Inc.	2,165	250,079
Balchem Corp.	1,092	117,958
Ecolab, Inc.	9,774	1,916,779
H.B. Fuller Co.	1,730	79,943
Hawkins, Inc.	359	14,999
International Flavors & Fragrances, Inc.(b)	3,618	474,356
Nucor Corp.	10,279	488,150
PPG Industries, Inc.	8,016	960,638
Quaker Chemical Corp.	601	99,778
Royal Gold, Inc.	2,223	256,356
RPM International, Inc.	4,398	313,885
Sensient Technologies Corp.	1,435	85,741
Sherwin-Williams Co. (The)	3,130	1,743,379
Silgan Holdings, Inc.	3,756	115,910
Sonoco Products Co.	3,395	193,990
Stepan Co.	762	75,171
Westlake Chemical Corp.	4,352	266,343
		9,526,341
Real Estate-1.45%
Digital Realty Trust, Inc.	7,078	870,523
Equity LifeStyle Properties, Inc.	6,173	449,086
Essex Property Trust, Inc.	2,240	693,862
Federal Realty Investment Trust	2,562	320,301
National Health Investors, Inc.	1,491	125,811
National Retail Properties, Inc.	5,820	325,920
Omega Healthcare Investors, Inc.	7,408	310,766
Realty Income Corp.	11,048	866,274
Tanger Factory Outlet Centers, Inc.(b)	3,150	46,084
Universal Health Realty Income Trust	467	57,604
Urstadt Biddle Properties, Inc., Class A	1,013	22,965
WP Carey, Inc.	5,842	491,429
		4,580,625
Utilities-7.90%
Alliant Energy Corp.	8,295	492,391
American States Water Co.	1,249	110,611

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
American Water Works Co., Inc.	6,128	$834,634
Aqua America, Inc.	7,316	379,993
Atmos Energy Corp.	4,045	473,386
Black Hills Corp.	2,084	173,035
Brookfield Infrastructure Partners L.P. (Canada)	9,950	541,280
California Water Service Group	1,632	85,778
CenterPoint Energy, Inc.	17,026	450,848
Chesapeake Utilities Corp.	555	53,397
CMS Energy Corp.	9,622	659,203
Consolidated Edison, Inc.	11,269	1,059,286
Dominion Energy, Inc.	27,907	2,393,025
Duke Energy Corp.	25,690	2,508,115
Edison International	12,158	930,695
Evergy, Inc.	7,725	557,436
Eversource Energy	10,978	1,014,806
MDU Resources Group, Inc.	6,793	201,141
MGE Energy, Inc.	1,174	93,838
Middlesex Water Co.	590	38,503
National Fuel Gas Co.	2,927	126,417
New Jersey Resources Corp.	3,056	126,274
NextEra Energy, Inc.	16,620	4,457,484
Northwest Natural Holding Co.	1,032	75,728
NorthWestern Corp.	1,711	131,696
OGE Energy Corp.	6,786	311,138
Portland General Electric Co.	3,029	186,284
PPL Corp.	24,513	887,125
SJW Group	963	70,636
South Jersey Industries, Inc.	3,133	96,496
Southern Co. (The)	35,553	2,502,931
Southwest Gas Holdings, Inc.	1,852	139,845
Spire, Inc.	1,730	145,874
UGI Corp.	7,088	294,790
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	10,694	$1,068,224
Xcel Energy, Inc.	18,181	1,257,943
		24,930,286
Total Common Stocks & Other Equity Interests (Cost $221,350,910)		315,441,951
Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $198,615)	198,615	198,615
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $221,549,525)		315,640,566
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.55%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	1,308,047	1,308,047
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	435,841	436,016
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,744,063)		1,744,063
TOTAL INVESTMENTS IN SECURITIES-100.56% (Cost $223,293,588)		317,384,629
OTHER ASSETS LESS LIABILITIES-(0.56)%		(1,759,654)
NET ASSETS-100.00%		$315,624,975

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco Ltd.	$297,562	$64,404	$(24,729)	$(52,127)	$(18,915)	$266,195	$14,121

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Communication Services-6.40%
Verizon Communications, Inc.	70,100	$4,166,744
Walt Disney Co. (The)	9,424	1,303,433
		5,470,177
Consumer Discretionary-6.70%
Home Depot, Inc. (The)	10,348	2,360,379
McDonald’s Corp.	10,292	2,202,179
NIKE, Inc., Class B	12,098	1,165,038
		5,727,596
Consumer Staples-12.72%
Coca-Cola Co. (The)	54,344	3,173,690
Procter & Gamble Co. (The)	20,612	2,568,667
Walgreens Boots Alliance, Inc.	64,766	3,293,351
Walmart, Inc.	16,027	1,834,931
		10,870,639
Energy-9.39%
Chevron Corp.	33,757	3,616,725
Exxon Mobil Corp.	70,962	4,408,159
		8,024,884
Financials-11.49%
American Express Co.	11,029	1,432,336
Goldman Sachs Group, Inc. (The)	11,311	2,689,190
JPMorgan Chase & Co.	27,646	3,659,225
Travelers Cos., Inc. (The)	15,474	2,036,688
		9,817,439
Health Care-14.53%
Johnson & Johnson	22,962	3,418,353
Merck & Co., Inc.	31,240	2,669,146
Pfizer, Inc.	111,318	4,145,482
UnitedHealth Group, Inc.	8,016	2,183,959
		12,416,940
	Shares	Value
Industrials-13.10%
3M Co.	21,073	$3,343,442
Boeing Co. (The)	6,030	1,919,168
Caterpillar, Inc.	26,251	3,448,069
United Technologies Corp.	16,585	2,491,067
		11,201,746
Information Technology-17.95%
Apple, Inc.	6,842	2,117,667
Cisco Systems, Inc.	60,638	2,787,529
Intel Corp.	51,310	3,280,248
International Business Machines Corp.	33,757	4,851,894
Microsoft Corp.	9,859	1,678,298
Visa, Inc., Class A	3,165	629,740
		15,345,376
Materials-7.45%
Dow, Inc.	138,224	6,367,980
Total Common Stocks & Other Equity Interests (Cost $83,876,214)		85,242,777
Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(b) (Cost $104,975)	104,975	104,975
TOTAL INVESTMENTS IN SECURITIES-99.86% (Cost $83,981,189)		85,347,752
OTHER ASSETS LESS LIABILITIES-0.14%		123,584
NET ASSETS-100.00%		$85,471,336
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
January 31, 2020
(Unaudited)
	Shares	Value
Preferred Stocks-99.55%
Banks-59.06%
Bank of America Corp.
Series LL, Pfd., 5.00%	958,007	$25,099,783
Series KK, Pfd., 5.38%(b)	1,220,087	32,637,327
Series HH, Pfd., 5.88%(b)	904,615	24,904,051
Series EE, Pfd., 6.00%	762,610	20,102,400
Series GG, Pfd., 6.00%	1,183,965	32,855,029
Series CC, Pfd., 6.20%	960,996	25,149,265
Citigroup, Inc.
Series S, Pfd., 6.30%	778,566	20,250,502
Series K, Pfd., 6.88%	1,128,292	32,788,165
Series J, Pfd., 7.13%	715,325	20,787,344
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	402,701	10,268,875
Series D, Pfd., 6.35%	277,548	7,704,732
Fifth Third Bancorp
Series K, Pfd., 4.95%	221,471	5,713,952
Series I, Pfd., 6.63%	449,121	13,132,298
First Republic Bank
Series J, Pfd., 4.70%	346,163	8,847,926
Series I, Pfd., 5.50%	283,977	7,633,302
HSBC Holdings PLC, Series A, Pfd., 6.20%	85,844	2,315,213
Huntington Bancshares, Inc., Series D, Pfd., 6.25%	569,529	14,944,441
ING Groep N.V., Pfd., 6.13%(b)	628,108	16,538,084
JPMorgan Chase & Co.
Series GG, Pfd., 4.75%(b)	785,371	20,223,303
Series DD, Pfd., 5.75%(b)	1,525,422	41,888,088
Series EE, Pfd., 6.00%	1,320,493	36,749,320
Series AA, Pfd., 6.10%(b)	1,254,703	32,032,568
Series Y, Pfd., 6.13%(b)	1,171,390	29,425,317
Series BB, Pfd., 6.15%(b)	1,189,106	30,357,876
KeyCorp
Series G, Pfd., 5.63%	366,982	9,967,231
Series F, Pfd., 5.65%	388,017	10,437,657
Series E, Pfd., 6.13%	484,618	14,591,848
People’s United Financial, Inc., Series A, Pfd., 5.63%	231,728	6,620,469
PNC Financial Services Group, Inc. (The)
Series Q, Pfd., 5.38%	155,489	3,994,512
Series P, Pfd., 6.13%	1,619,079	44,492,291
Regions Financial Corp.
Series C, Pfd., 5.70%(b)	439,475	12,529,432
Series A, Pfd., 6.38%	439,304	11,369,188
Series B, Pfd., 6.38%(b)	495,609	14,189,286
SVB Financial Group, Series A, Pfd., 5.25%(b)	307,650	8,035,818
Synovus Financial Corp., Series E, Pfd., 5.88%	342,702	9,211,830
Truist Financial Corp.
Series F, Pfd., 5.20%	122,389	3,122,143
Series G, Pfd., 5.20%	65,936	1,681,368
Series H, Pfd., 5.63%(b)	444,987	12,023,549
U.S. Bancorp
Pfd., 5.15%	434,851	11,153,928
Series K, Pfd., 5.50%	556,085	15,475,846
Series F, Pfd., 6.50%	970,618	26,711,407
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series Z, Pfd., 4.75%	999,000	$25,114,860
Series O, Pfd., 5.13%	51,740	1,311,092
Pfd., 5.20%	964,649	24,502,085
Series P, Pfd., 5.25%	477,380	12,135,000
Series X, Pfd., 5.50%(b)	1,126,859	29,298,334
Series Y, Pfd., 5.63%(b)	603,350	15,988,775
Series W, Pfd., 5.70%	858,811	22,277,557
Series Q, Pfd., 5.85%	1,561,295	42,435,998
Series T, Pfd., 6.00%	573,977	14,550,317
Series V, Pfd., 6.00%	860,142	22,380,895
Series R, Pfd., 6.63%	744,379	21,386,009
		959,337,886
Capital Markets-16.26%
Bank of New York Mellon Corp. (The), Pfd., 5.20%	526,811	13,707,622
Charles Schwab Corp. (The)
Series D, Pfd., 5.95%	661,572	17,703,667
Series C, Pfd., 6.00%(b)	541,472	14,381,496
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)	929,299	25,026,022
Series N, Pfd., 6.30%(b)	541,209	14,374,511
Series K, Pfd., 6.38%	669,361	19,351,227
KKR & Co., Inc., Series A, Pfd., 6.75%	66,371	1,772,770
Morgan Stanley
Series L, Pfd., 4.88%	430,165	10,947,699
Series K, Pfd., 5.85%	792,029	22,778,754
Series I, Pfd., 6.38%	895,198	25,781,702
Series F, Pfd., 6.88%	725,171	20,855,918
Series E, Pfd., 7.13%(b)	729,757	21,491,344
Northern Trust Corp., Series E, Pfd., 4.70%(b)	353,649	9,279,750
State Street Corp.
Series C, Pfd., 5.25%	512,862	13,154,910
Series G, Pfd., 5.35%	398,138	11,358,877
Series D, Pfd., 5.90%	785,666	22,108,641
		264,074,910
Consumer Finance-5.72%
Capital One Financial Corp.
Series I, Pfd., 5.00%(b)	1,079,568	27,582,962
Series G, Pfd., 5.20%	479,510	12,414,514
Series B, Pfd., 6.00%	645,849	16,391,648
Series H, Pfd., 6.00%	353,555	9,475,274
Series F, Pfd., 6.20%	358,436	9,355,180
Synchrony Financial, Series A, Pfd., 5.63%	680,568	17,728,796
		92,948,374
Diversified Financial Services-1.90%
Equitable Holdings, Inc., Series A, Pfd., 5.25%	572,482	15,027,652
PartnerRe Ltd., Series H, Pfd., 7.25%	312,768	8,497,907
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	263,449	7,363,400
		30,888,959
Insurance-15.36%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	264,300	6,895,587
Series H, Pfd., 5.10%	1,016,543	26,806,239
Series G, Pfd., 5.63%	518,641	14,273,000
American Equity Investment Life Holding Co., Series A, Pfd., 5.95%	349,097	9,167,287
American International Group, Inc., Series A, Pfd., 5.85%	442,469	12,136,925

Invesco Financial Preferred ETF (PGF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Insurance-(continued)
Arch Capital Group Ltd.
Series E, Pfd., 5.25%	397,156	$10,302,227
Series F, Pfd., 5.45%	289,938	7,709,451
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	223,919	5,989,833
Pfd., 5.63% (Bermuda)	219,728	5,787,635
Pfd., 5.95% (Bermuda)	257,670	7,315,251
Athene Holding Ltd.
Series B, Pfd., 5.63%	261,511	6,804,516
Series A, Pfd., 6.35%	772,071	22,081,231
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	479,317	12,505,381
Brighthouse Financial, Inc., Series A, Pfd., 6.60%	385,612	10,824,129
Enstar Group Ltd., Series D, Pfd., 7.00%	369,546	10,709,443
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%	314,950	8,755,610
MetLife, Inc.
Series F, Pfd., 4.75%	814,970	20,846,933
Series E, Pfd., 5.63%	765,936	21,338,977
Prudential PLC
Pfd., 6.50% (United Kingdom)(b)	362,005	10,132,520
Pfd., 6.75% (United Kingdom)	206,485	5,680,402
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)(b)	295,822	7,546,419
Series F, Pfd., 5.75% (Bermuda)	212,614	5,859,642
		249,468,638
Thrifts & Mortgage Finance-0.87%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%	492,718	14,081,880
	Shares	Value
Trading Companies & Distributors-0.38%
Air Lease Corp., Series A, Pfd., 6.15%	223,227	$6,221,337
Total Preferred Stocks (Cost $1,551,316,069)		1,617,021,984

Money Market Funds-0.21%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $3,346,151)	3,346,151	3,346,151
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $1,554,662,220)		1,620,368,135
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	2,874,831	2,874,831
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	957,894	958,277
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,833,108)		3,833,108
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $1,558,495,328)		1,624,201,243
OTHER ASSETS LESS LIABILITIES-0.01%		191,162
NET ASSETS-100.00%		$1,624,392,405

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Banks-4.99%
People’s United Financial, Inc.	1,121,433	$17,292,497
Southside Bancshares, Inc.	430,584	15,104,886
United Bankshares, Inc.	409,226	14,036,452
		46,433,835
Beverages-2.92%
Coca-Cola Co. (The)	247,557	14,457,329
PepsiCo., Inc.	89,985	12,779,670
		27,236,999
Capital Markets-6.96%
Eaton Vance Corp.	276,213	12,636,745
Invesco Ltd.(b)	1,721,357	29,779,476
Lazard Ltd., Class A	534,703	22,436,138
		64,852,359
Diversified Telecommunication Services-4.38%
AT&T, Inc.	630,038	23,702,029
Verizon Communications, Inc.	288,077	17,123,297
		40,825,326
Electric Utilities-13.25%
Alliant Energy Corp.	218,020	12,941,667
Duke Energy Corp.	207,886	20,295,910
Edison International	221,424	16,950,007
Evergy, Inc.	208,054	15,013,177
OGE Energy Corp.	361,635	16,580,965
PPL Corp.	613,926	22,217,982
Southern Co. (The)	276,253	19,448,211
		123,447,919
Energy Equipment & Services-3.41%
Helmerich & Payne, Inc.	784,295	31,803,162
Food Products-6.82%
Bunge Ltd.	309,679	16,236,470
Flowers Foods, Inc.	713,858	15,369,363
General Mills, Inc.	304,169	15,883,705
Kellogg Co.	235,135	16,038,558
		63,528,096
Gas Utilities-1.68%
South Jersey Industries, Inc.	508,500	15,661,800
Health Care Providers & Services-1.50%
Cardinal Health, Inc.	272,860	13,973,161
Hotels, Restaurants & Leisure-1.53%
Cracker Barrel Old Country Store, Inc.(c)	93,113	14,239,771
Household Durables-1.28%
Leggett & Platt, Inc.	251,322	11,960,414
Household Products-1.49%
Kimberly-Clark Corp.	97,077	13,905,309
Insurance-7.70%
Mercury General Corp.	451,493	22,163,791
Old Republic International Corp.	674,068	15,200,233
Principal Financial Group, Inc.	309,862	16,407,193
Prudential Financial, Inc.	196,942	17,933,539
		71,704,756
	Shares	Value
IT Services-2.37%
International Business Machines Corp.	153,499	$22,062,411
Media-2.61%
Meredith Corp.(c)	808,378	24,291,759
Multiline Retail-0.85%
Target Corp.	71,770	7,947,810
Multi-Utilities-9.01%
CenterPoint Energy, Inc.	822,727	21,785,811
Consolidated Edison, Inc.	169,187	15,903,578
Dominion Energy, Inc.	224,130	19,219,148
MDU Resources Group, Inc.	414,253	12,266,031
NorthWestern Corp.	191,661	14,752,147
		83,926,715
Oil, Gas & Consumable Fuels-10.15%
Chevron Corp.	149,722	16,041,215
Exxon Mobil Corp.	318,884	19,809,074
Occidental Petroleum Corp.	907,946	36,063,615
ONEOK, Inc.	301,760	22,592,772
		94,506,676
Road & Rail-1.77%
Ryder System, Inc.	344,575	16,443,119
Semiconductors & Semiconductor Equipment-3.04%
Maxim Integrated Products, Inc.	252,619	15,187,454
QUALCOMM, Inc.	153,311	13,078,962
		28,266,416
Tobacco-12.23%
Altria Group, Inc.	578,723	27,506,704
Philip Morris International, Inc.	294,461	24,351,925
Universal Corp.	488,621	25,970,206
Vector Group Ltd.	2,748,978	36,121,571
		113,950,406
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $894,925,386)		930,968,219
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.42%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	23,818,724	23,818,724
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	8,010,795	8,013,999
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,832,637)		31,832,723
TOTAL INVESTMENTS IN SECURITIES-103.36% (Cost $926,758,023)		962,800,942
OTHER ASSETS LESS LIABILITIES-(3.36)%		(31,331,044)
NET ASSETS-100.00%		$931,469,898

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
January 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco Ltd.	$27,692,812	$18,619,902	$(11,472,703)	$1,074,388	$(6,134,923)	$29,779,476	$1,369,853

(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Argentina-1.16%
Grupo Financiero Galicia S.A., ADR	609,460	$8,745,751
Brazil-1.53%
Banco Bradesco S.A., ADR	1,513,771	11,550,073
Canada-42.59%
Algonquin Power & Utilities Corp.(a)	979,789	15,000,570
Bank of Montreal(a)	184,047	14,028,062
Bank of Nova Scotia (The)(a)	294,834	16,103,833
BCE, Inc.	361,249	17,022,053
Brookfield Asset Management, Inc., Class A	66,528	4,072,179
Brookfield Infrastructure Partners L.P.	262,613	14,286,147
CAE, Inc.	151,032	4,482,630
Canadian Imperial Bank of Commerce	196,894	16,040,954
Canadian National Railway Co.	66,189	6,184,700
Canadian Natural Resources Ltd.	497,813	14,003,480
Enbridge, Inc.	543,644	22,110,002
Fortis, Inc.(a)	318,679	13,894,404
Franco-Nevada Corp.(a)	35,953	4,085,699
Gildan Activewear, Inc.	224,329	6,218,400
Imperial Oil Ltd.(a)	356,329	8,437,871
Magna International, Inc.	171,043	8,670,170
Manulife Financial Corp.	689,272	13,420,126
Methanex Corp.	350,455	11,372,265
Open Text Corp.	126,155	5,675,713
Pembina Pipeline Corp.	511,072	19,579,168
Ritchie Bros. Auctioneers, Inc.	145,838	6,157,280
Royal Bank of Canada	162,848	12,858,478
Suncor Energy, Inc.	453,008	13,857,515
TC Energy Corp.	301,235	16,513,703
TELUS Corp.(a)	413,956	16,603,775
Thomson Reuters Corp.	102,603	8,243,125
Toronto-Dominion Bank (The)	231,459	12,790,424
		321,712,726
Colombia-1.29%
Bancolombia S.A., ADR	185,245	9,719,805
France-1.79%
Sanofi, ADR	280,320	13,531,046
Germany-1.43%
Fresenius Medical Care AG & Co. KGaA, ADR(a)	172,394	6,614,758
SAP SE, ADR(a)	32,130	4,201,640
		10,816,398
India-2.47%
HDFC Bank Ltd., ADR	30,317	1,736,558
Infosys Ltd., ADR	966,931	10,597,564
Larsen & Toubro Ltd., GDR(a)(b)	263,173	4,984,496
Reliance Industries Ltd., GDR(b)	34,331	1,342,342
		18,660,960
Mexico-6.16%
America Movil S.A.B. de C.V., Class L, ADR	557,478	9,298,733
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	203,333	25,148,225
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	62,848	12,116,466
		46,563,424
Netherlands-0.63%
ASML Holding N.V., New York Shares	17,015	4,775,430
	Shares	Value
Russia-8.10%
Novolipetsk Steel PJSC, GDR(b)	1,461,462	$31,626,037
Severstal PJSC, GDR(b)	2,094,937	29,538,612
		61,164,649
South Korea-1.45%
Samsung Electronics Co. Ltd., GDR(b)	9,343	10,949,996
Switzerland-3.90%
ABB Ltd., ADR(a)	585,174	13,558,482
Logitech International S.A.(a)	137,075	6,117,657
Novartis AG, ADR	103,782	9,808,437
		29,484,576
Taiwan-1.45%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	202,955	10,947,393
United Kingdom-18.12%
Diageo PLC, ADR	45,841	7,240,586
InterContinental Hotels Group PLC, ADR(a)	99,876	6,131,388
Linde PLC	28,773	5,844,659
Micro Focus International PLC, ADR	2,006,403	26,885,800
National Grid PLC, ADR(a)	332,229	22,020,138
Prudential PLC, ADR(a)	356,270	12,668,961
RELX PLC, ADR	322,268	8,552,993
Unilever N.V., New York Shares	181,653	10,586,737
Vodafone Group PLC, ADR	867,981	17,021,107
WPP PLC, ADR(a)	320,160	19,901,146
		136,853,515
United States-7.81%
Amdocs Ltd.	81,603	5,871,336
Aon PLC	14,711	3,240,098
Brookfield Property Partners L.P.(a)	1,288,628	23,878,277
Nielsen Holdings PLC	1,029,979	21,011,571
Willis Towers Watson PLC	23,435	4,951,581
		58,952,863
Total Common Stocks & Other Equity Interests (Cost $700,743,942)		754,428,605
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $2,447)	2,447	2,447
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $700,746,389)		754,431,052
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.14%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	51,758,017	51,758,017

Invesco International Dividend AchieversTM ETF (PID)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	17,283,218	$17,290,131
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,048,148)		69,048,148
TOTAL INVESTMENTS IN SECURITIES-109.02% (Cost $769,794,537)		823,479,200
OTHER ASSETS LESS LIABILITIES-(9.02)%		(68,161,306)
NET ASSETS-100.00%		$755,317,894
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2020.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $78,441,483, which represented 10.39% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$1,600,630,336	$16,391,648	$-	$1,617,021,984
Money Market Funds	7,179,259	-	-	7,179,259
Total Investments	$1,607,809,595	$16,391,648	$-	$1,624,201,243
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.